Jul. 01, 2017

J.P. MORGAN MONEY MARKET FUNDS

JPMorgan U.S. Treasury Plus Money Market Fund

(Capital Shares)

(a series of JPMorgan Trust II)

Supplement dated September 22, 2017

to the Prospectus and Statement

of Additional Information dated July 1, 2017

Effective September 22, 2017, Capital Shares of the JPMorgan U.S. Treasury Plus Money Market Fund will be offered to the public. Statements that the Capital Shares are not offered to the public, as they relate to the JPMorgan U.S. Treasury Plus Money Market Fund, are hereby removed.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND STATEMENT

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE